MINERAL PROPERTIES, PLANT AND EQUIPMENT AND OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Detailed Information About Property, Plant And Equipment [Abstract]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
	Exploration & evaluation assets	Mineral properties	Plant & Buildings	Machinery & equipment	Transport & office equipment	Total
Cost

Balance at December 31, 2023	$80.2	$575.9	$159.2	$118.0	$15.0	$948.3

Additions	3.7	118.4	70.4	32.0	1.7	226.2
Impairment of exploration properties	(0.2)	-	-	-	-	(0.2)
Disposals	-	-	-	(0.3)	(0.1)	(0.4)
Balance at December 31, 2024	$83.7	$694.3	$229.6	$149.7	$16.6	$1,173.9

Additions	1.3	23.9	147.9	15.2	2.4	190.7
Acquired in business combination	-	74.4	98.8	12.1	6.8	192.1
Reclassified to assets held for sale	-	(93.5)	(23.8)	(34.9)	(2.6)	(154.8)
Disposals	-	-	(0.2)	(3.5)	(0.7)	(4.4)
Impairment of exploration properties	(0.4)	-	-	-	-	(0.4)
Balance at December 31, 2025	$84.6	$699.1	$452.3	$138.6	$22.5	$1,397.1

Accumulated depreciation

Balance at December 31, 2023	$-	$466.7	$95.4	$61.5	$10.1	$633.7
Depreciation	-	22.6	2.2	8.1	1.4	34.4
Disposals	-	-	-	(0.3)	-	(0.3)
Balance at December 31, 2024	$-	$489.3	$97.6	$69.3	$11.5	$667.7

Depreciation	-	38.0	22.7	12.7	2.5	75.9
Reclassified to assets held for sale	-	(85.0)	(20.0)	(21.6)	(2.1)	(128.7)
Disposals	-	-	(0.1)	(3.0)	(0.6)	(3.7)
Balance at December 31, 2025	$-	$442.3	$100.2	$57.4	$11.3	$611.2

Net book value
At December 31, 2024	$83.7	$205.0	$132.0	$80.4	$5.1	$506.2
At December 31, 2025	$84.6	$256.8	$352.1	$81.2	$11.2	$785.9

Disclosure of detailed information about significant royalties payable [Table Text Block]
Location	Royalties Payable
El Porvenir and El Curso properties at Guanacevi mine	$12 dollar fixed per tonne production payment plus additional net smelter royalty when the silver price obtained is as follows:
• 4% for price less than or equal to $15 dollars per oz
• 9% for price greater than $15 dollars, and up to $20 dollars per oz
• 13% for price greater than $20 dollars, and up to $25 dollars per oz
• 16% for price greater than $25 dollars per oz
Grupo Mexico royalty at Terronera mine	2% net smelter royalty
Pitarrilla, exploration in Mexico	1.25% net smelter royalty
San Patricio, La Palmilla, exploration in Mexico	1% net smelter royalty